SHARE- BASED COMPENSATION (Schedule of Company's Financial Statements) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation – Attributable to equity holders of the Company	$ 526	$ 617	$ 892
Share-based compensation – Attributable to non-controlling interests	1,351	569	1,717
Total share-based compensation	$ 1,877	$ 1,186	$ 2,609